Share-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Estimated Weighted Average Grant Date Fair Value Per Share	The fair values of employee stock options granted in the year ended December 31, 2022 were estimated at the date of grant using the Black-Scholes model with the following assumptions and had the following estimated weighted average grant date fair value per share:
Year Ended December 31, 2022
Expected term	5.5 years
Expected volatility	107%
Risk-free interest rate	3.56%
Expected dividend yield	0%
Weighted-average grant date fair value per share	$1.87

Schedule of Stock Option Activities	Stock option transactions for the three months ended March 31, 2024 under ARCA’s stock incentive plans were as follows:
	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Options outstanding – December 31, 2023	616,707	$4.76	7.35
Granted	42,000	1.64
Exercised	—	—
Forfeited and cancelled	(12,862)	17.45
Options outstanding – March 31, 2024	645,845	$4.30	6.82
Options exercisable – March 31, 2024	502,517	$4.71	6.55
Options vested and expected to vest – March 31, 2024	645,816	$4.30	6.82
A summary of ARCA’s stock option activities for the years ended December 31, 2023 and 2022, and related information as of December 31, 2023, is as follows:
	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options outstanding – December 31, 2021	904,123	$5.59
Granted	60,000	2.31
Exercised	—	—
Forfeited and cancelled	(259,163)	4.74
Options outstanding – December 31, 2022	704,960	$5.62	8.29	$18
Granted	—	—
Exercised	—	—
Forfeited and cancelled	(88,253)	11.68
Options outstanding – December 31, 2023	616,707	$4.76	7.35	$—
Options exercisable – December 31, 2023	463,068	$5.28	7.29	$—
Options vested and expected to vest – December 31, 2023	616,661	$4.76	7.35	$—

Schedule of RSU Activity	A summary of RSU activity for the year ended December 31, 2023 is presented below:
Restricted Stock Units Outstanding
	Number of Shares	Weighted Average Grant Date Fair Value
RSUs outstanding – December 31, 2021	—	$—
Granted	91,000	2.21
Vested and released	—	—
Forfeited and cancelled	—	—
RSUs outstanding – December 31, 2022	91,000	$2.21
Granted	—	—
Vested and released	(91,000)	2.21
Forfeited and cancelled	—	—
RSUs outstanding – December 31, 2023	—	$—

Schedule of Non-cash, Share-based Compensation Expense	For the three months ended March 31, 2024 and 2023, ARCA recognized the following non-cash, share-based compensation expense in the statements of operations (in thousands):
	Three Months Ended March 31,
	2024	2023
General and administrative	$114	$163
Research and development	—	41
Total	$114	$204
For the years ended December 31, 2023 and 2022, ARCA recognized the following non-cash, share-based compensation expense (in thousands):
	Years Ended December 31,
	2023	2022
General and administrative	$526	$423
Research and development	160	133
Total	$686	$556